Supplemental Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	Successor	Predecessor
	June 30, 2016	December 31, 2015
(in thousands)
Prepaid insurance	$300	$1,394
Sales tax receivable	8,832	8,203
Income tax receivable	2,508	5,398
Other receivables	164	734
Other	5,323	6,377

	$17,127	$22,106

Property and Equipment, Net

Property and equipment, net, consisted of the following:

	Successor	Predecessor
	June 30, 2016	December 31, 2015
(in thousands)
Drilling equipment	$862,924	$3,425,738
Assets under construction	17,160	23,421
Office and technology equipment	17,288	29,405
Leasehold improvements	944	2,442

	898,316	3,481,006
Accumulated depreciation	(30,278)	(532,619)

Property and equipment, net	$868,038	$2,948,387

Other Assets

Other assets consisted of the following:

	Successor	Predecessor
	June 30, 2016	December 31, 2015
(in thousands)
Performance bond collateral	$3,197	$3,197
Deferred certification costs	5,304	10,050
Deferred mobilization costs	—	8,454
Deferred income taxes	1,336	152
Deposits	978	1,197

	$10,815	$23,050

Accrued Liabilities

Accrued liabilities consisted of the following:

	Successor	Predecessor
	June 30, 2016	December 31, 2015
(in thousands)
Interest	$51	$1,125
Compensation	11,801	8,360
Income taxes payable	1,852	8,901
Other	1,915	3,316

	$15,619	$21,702

Other Long-term Liabilities

Other long-term liabilities consisted of the following:

	Successor	Predecessor
	June 30, 2016	December 31, 2015
(in thousands)
Deferred revenue	$—	$20,247
Deferred income taxes	2,080	2,635
Other non-current liabilities	9,189	10,215

	$11,269	$33,097

Consolidated Statement of Operations Included with Vantage Drilling Company

The Company’s Consolidated Statement of Operations included the following transactions with VDC for the periods indicated:

	Successor		Predecessor
	Three Months Ended June 30, 2016	Period from February 10, 2016 to June 30, 2016	Period from January 1, 2016 to February 10, 2016	Three Months Ended June 30, 2015
(in thousands)
Reimbursable revenues	$—	$—	$—	$2,122
Interest income	7	11	3	7
Interest expense	—	—	(662)	—

	$7	$11	$(659)	$2,129

Summarizes of Payable to Vantage Drilling Company Included Consolidated Balance Sheet

The following table summarizes the balances payable to VDC included in the Company’s Consolidated Balance Sheet as of the periods indicated:

	Successor	Predecessor
	June 30, 2016	December 31, 2015
(in thousands)
Accounts payable to related parties, net	$17,264	$17,340
VDC Note	—	61,477
Accrued liabilities	—	489

	$17,264	$79,306

Predecessor
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2015	2014
	(In thousands)
Prepaid insurance	$1,394	$12,000
Sales tax receivable	8,203	7,846
Income tax receivable	5,398	278
Other receivables	734	1,468
Other	6,377	4,301

	$22,106	$25,893

Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2015	2014
	(In thousands)
Drilling equipment	$3,425,738	$3,391,024
Assets under construction	23,421	27,905
Office and technology equipment	29,405	18,333
Leasehold improvements	2,442	1,980
	3,481,006	3,439,242
Accumulated depreciation	(532,619)	(406,674)

Property and equipment, net	$2,948,387	$3,032,568

Other Assets

Other assets consisted of the following:

	December 31,
	2015	2014
	(In thousands)
Deferred financing costs, net	$—	$39,750
Performance bond collateral	3,197	6,600
Deferred certification costs	10,050	7,767
Deferred mobilization costs	8,454	15,715
Deferred income taxes	152	894
Deposits	1,197	1,365

	$23,050	$72,091

Accrued Liabilities

Accrued liabilities consisted of the following:

	December 31,
	2015	2014
	(In thousands)
Interest	$1,125	$27,054
Compensation	8,360	21,012
Income taxes payable	8,901	18,268
Other	3,316	6,861

	$21,702	$73,195

Other Long-term Liabilities

Other long-term liabilities consisted of the following:

	December 31,
	2015	2014
	(In thousands)
Deferred revenue	$20,247	$72,158
Deferred income taxes	2,635	1,256
Other non-current liabilities	10,215	10,568

	$33,097	$83,982

Consolidated Statement of Operations Included with Vantage Drilling Company

The Company’s Consolidated Statement of Operations included the following transactions with related parties for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Reimbursable revenues	$6,212	$9,428	$7,065
Interest income	27	27	27
Interest expense	(489)	—	—

	$5,750	$9,455	$7,092

Summarizes of Payable to Vantage Drilling Company Included Consolidated Balance Sheet

The following table summarizes the balances payable to related parties included in the Company’s Consolidated Balance Sheet as of the periods indicated:

	December 31,
	2015	2014
	(In thousands)
Accounts payable to related parties, net	$17,340	$156,662
VDC Note	61,477	—
Accrued liabilities	489	—

	$79,306	$156,662